Preferred Stock (Schedule of Equity Units) (Detail) - USD ($) shares in Millions, $ in Millions			12 Months Ended
		Jun. 14, 2019	Dec. 31, 2021	Dec. 31, 2022
Capital Unit [Line Items]
Total Preferred Stock			$ 1,783	$ 1,783
Stock Purchase Contract Liability			$ 44
Preferred Stock
Capital Unit [Line Items]
Units Issued			1
Preferred Stock | 2019 Series A Corporate Units
Capital Unit [Line Items]
Units Issued		16
Total Net Proceeds	[1]	$ 1,582
Total Preferred Stock	[2]	$ 1,610
Cumulative Dividend Rate		1.75%
Stock Purchase Contract Annual Rate		5.50%
Stock Purchase Contract Liability	[3]	$ 250
Stock Purchase Contract Settlement Date		Jun. 01, 2022

[1]	Issuance costs of $28 million were recorded as a reduction to preferred stock ($14 million) and common stock ($14 million). In connection with the reclassification of the Series A Preferred Stock to mezzanine equity in 2021, the issuance costs originally recognized as a reduction to preferred stock were reclassified to common stock.
[2]	Dominion Energy recorded dividends of $12 million ($7.292 per share), $28 million ($17.50 per share) and $28 million ($17.50 per share) for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, Dominion Energy recorded interest expense of $7 million on the Series A Preferred Stock for the year ended December 31, 2022, following the reclassification of these shares to a mandatorily redeemable liability effective June 2022 as discussed above.
[3]	Payments of $44 million, $85 million and $83 million were made in 2022, 2021 and 2020, respectively. The stock purchase contract liability was $44 million at December 31, 2021.